Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective federal rate	27.00%	27.00%
Unrecognized tax benefit	$ 3,852	$ 3,652